Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0001437424
Registrant Name	POET Technologies, Inc.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A